Long-Term Trade And Unbilled Receivables And Contract Assets (Tables)	12 Months Ended
Dec. 31, 2021
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Schedule Of Long-Term Trade And Unbilled Receivables
The following table presents the components of long-term trade and unbilled receivables and contract assets as of December 31, 2021 and 2020.

	December 31, 2021	December 31, 2020
Trade and unbilled receivables	$121,444	$178,484
Contract assets	194,630	133,613
Total	$316,074	$312,097